DEFERRED INCOME (Tables)	9 Months Ended
Sep. 30, 2021
SCHEDULE OF DEFERRED INCOME
	September 30, 2021	December 31, 2020
Deferred income from customers	$200,000	$-
Deferred income from government	6,487	5,062
Deferred income from note receivable accretion	(15,570)	-
	190,917	5,062